Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities - Additional Information (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments
Investment exposure	$ 1,002.0
Credit concentration | Corporate fixed maturity and equity securities | Energy Sector | Investment rated as investment grade
Investments
Concentration percentage	93.00%	93.00%
Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Investment exposure	$ 89.1	$ 98.9
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Energy Sector
Investments
Investment exposure	109.9	107.7
Unrealized gains	20.1	15.4
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Unrealized gains	$ 18.5	$ 14.8
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe | Finance Sector
Investments
Concentration percentage	34.00%	34.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	4.00%	4.00%
Investment portfolio | Maximum | States, municipalities and political subdivisions | Credit concentration | Individual U. S. states
Investments
Concentration percentage	0.50%	0.50%